Shareholder Report, Line Graph (Details) 192757_GoodHaven Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
GoodHaven Fund
Account Value [Line Items]
Accumulated Value	$ 27,179	$ 20,440	$ 16,998	$ 17,527	$ 13,042	$ 12,084	$ 11,418	$ 11,491	$ 11,389	$ 10,000	$ 27,486
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 34,066	$ 25,443	$ 22,350	$ 24,617	$ 19,244	$ 16,384	$ 14,111	$ 13,277	$ 10,806	$ 10,000	$ 39,175